Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Schedule of trade and other receivables

	December 31,
	2017	2016
	$	$
Trade accounts receivable	20	155
Value added tax	186	130
Other	15	80
	221	365